Net income by operating segment	6 Months Ended
Jun. 30, 2022
Net Income By Operating Segment
Net income by operating segment

8.	Net income by operating segment

Consolidated Statement of Income by operating segment

Apr-Jun/2022
	Exploration and Production (E&P)	Refining, Transportation & Marketing (RT&M)	Gas & Power (G&P)	Corporate and other business	Eliminations	Total
Sales revenues	21,940	31,956	3,734	150	(23,077)	34,703
Intersegments	21,572	498	1,009	(2)	(23,077)	−
Third parties	368	31,458	2,725	152	-	34,703
Cost of sales	(8,176)	(26,787)	(2,366)	(147)	22,236	(15,240)
Gross profit (loss)	13,764	5,169	1,368	3	(841)	19,463
Income (expenses)	2,519	(843)	(816)	(763)	(3)	94
Selling	(3)	(461)	(776)	(4)	(3)	(1,247)
General and administrative	(12)	(42)	(18)	(251)	-	(323)
Exploration costs	(44)	-	-	-	-	(44)
Research and development	(192)	(3)	-	(25)	-	(220)
Other taxes	(24)	(18)	(9)	(42)	-	(93)
Impairment of assets	(124)	(44)	-	-	-	(168)
Other income and expenses	2,918	(275)	(13)	(441)	-	2,189
Income (loss) before net finance income (expense), results of equity-accounted investments and income taxes	16,283	4,326	552	(760)	(844)	19,557
Net finance income (expense)	-	-	-	(3,198)	-	(3,198)
Results in equity-accounted investments	57	(95)	30	(1)	-	(9)
Net income / (loss) before income taxes	16,340	4,231	582	(3,959)	(844)	16,350
Income taxes	(5,538)	(1,470)	(188)	1,599	288	(5,309)
Net income (loss) for the period	10,802	2,761	394	(2,360)	(556)	11,041
Attributable to:
Shareholders of Petrobras	10,803	2,761	368	(2,366)	(556)	11,010
Non-controlling interests	(1)	−	26	6	−	31

Consolidated Statement of Income by operating segment

Jan-Jun/2022
	Exploration and Production (E&P)	Refining, Transportation & Marketing (RT&M)	Gas & Power (G&P)	Corporate and other business	Eliminations	Total
Sales revenues	41,624	56,641	7,099	276	(43,748)	61,892
Intersegments	40,946	931	1,870	1	(43,748)	−
Third parties	678	55,710	5,229	275	-	61,892
Cost of sales	(15,852)	(48,334)	(5,251)	(272)	41,690	(28,019)
Gross profit (loss)	25,772	8,307	1,848	4	(2,058)	33,873
Income (expenses)	2,486	(1,380)	(1,705)	(1,442)	(7)	(2,048)
Selling	(5)	(869)	(1,537)	(7)	(7)	(2,425)
General and administrative	(24)	(79)	(34)	(485)	-	(622)
Exploration costs	(123)	-	-	-	-	(123)
Research and development	(365)	(6)	(3)	(52)	-	(426)
Other taxes	(39)	(25)	(19)	(69)	-	(152)
Impairment of assets	(123)	(44)	1	(1)	-	(167)
Other income and expenses	3,165	(357)	(113)	(828)	-	1,867
Income (loss) before net finance income (expense), results of equity-accounted investments and income taxes	28,258	6,927	143	(1,438)	(2,065)	31,825
Net finance income (expense)	-	-	-	(2,602)	-	(2,602)
Results in equity-accounted investments	108	176	59	(2)	-	341
Net income / (loss) before income taxes	28,366	7,103	202	(4,042)	(2,065)	29,564
Income taxes	(9,610)	(2,355)	(49)	1,435	704	(9,875)
Net income (loss) for the period	18,756	4,748	153	(2,607)	(1,361)	19,689
Attributable to:
Shareholders of Petrobras	18,758	4,748	101	(2,631)	(1,361)	19,615
Non-controlling interests	(2)	-	52	24	-	74

Consolidated Statement of Income by operating segment

Apr-Jun/2021
	Exploration and Production (E&P)	Refining, Transportation & Marketing (RT&M)	Gas & Power (G&P)	Corporate and other business	Eliminations	Total
Sales revenues	13,509	19,007	2,654	116	(14,304)	20,982
Intersegments	13,271	338	633	62	(14,304)	−
Third parties	238	18,669	2,021	54	-	20,982
Cost of sales	(5,606)	(16,737)	(1,660)	(114)	13,959	(10,158)
Gross profit (loss)	7,903	2,270	994	2	(345)	10,824
Income (expenses)	(457)	(523)	(665)	(278)	(6)	(1,929)
Selling	(5)	(403)	(669)	(3)	(6)	(1,086)
General and administrative	(28)	(39)	(16)	(177)	-	(260)
Exploration costs	(191)	-	-	-	-	(191)
Research and development	(106)	(3)	(12)	(26)	-	(147)
Other taxes	(23)	(24)	(24)	25	-	(46)
Impairment of assets	(7)	-	(79)	(4)	-	(90)
Other income and expenses	(97)	(54)	135	(93)	-	(109)
Income (loss) before net finance income (expense), results of equity-accounted investments and income taxes	7,446	1,747	329	(276)	(351)	8,895
Net finance income (expense)	-	-	-	2,019	-	2,019
Results in equity-accounted investments	33	520	33	440	-	1,026
Net income / (loss) before income taxes	7,479	2,267	362	2,183	(351)	11,940
Income taxes	(2,531)	(595)	(111)	(666)	119	(3,784)
Net income (loss) for the period	4,948	1,672	251	1,517	(232)	8,156
Attributable to:
Shareholders of Petrobras	4,949	1,672	226	1,506	(232)	8,121
Non-controlling interests	(1)	-	25	11	-	35

Jan-Jun/2021
	Exploration and Production (E&P)	Refining, Transportation & Marketing (RT&M)	Gas & Power (G&P)	Corporate and other business	Eliminations	Total
Sales revenues	25,175	32,980	4,862	271	(26,608)	36,680
Intersegments	24,724	573	1,185	126	(26,608)	−
Third parties	451	32,407	3,677	145	-	36,680
Cost of sales	(10,840)	(28,574)	(2,992)	(264)	24,821	(17,849)
Gross profit (loss)	14,335	4,406	1,870	7	(1,787)	18,831
Income (expenses)	(979)	(921)	(1,411)	(638)	(12)	(3,961)
Selling	(5)	(738)	(1,272)	(7)	(12)	(2,034)
General and administrative	(60)	(71)	(33)	(369)	-	(533)
Exploration costs	(405)	-	-	-	-	(405)
Research and development	(191)	(6)	(17)	(50)	-	(264)
Other taxes	(41)	(63)	(47)	(1)	-	(152)
Impairment of assets	(102)	-	(79)	1	-	(180)
Other income and expenses	(175)	(43)	37	(212)	-	(393)
Income (loss) before net finance income (expense), results of equity-accounted investments and income taxes	13,356	3,485	459	(631)	(1,799)	14,870
Net finance income (expense)	-	-	-	(3,620)	-	(3,620)
Results in equity-accounted investments	56	628	73	452	-	1,209
Net income / (loss) before income taxes	13,412	4,113	532	(3,799)	(1,799)	12,459
Income taxes	(4,541)	(1,185)	(156)	1,167	612	(4,103)
Net income (loss) for the period	8,871	2,928	376	(2,632)	(1,187)	8,356
Attributable to:
Shareholders of Petrobras	8,873	2,928	330	(2,643)	(1,187)	8,301
Non-controlling interests	(2)	-	46	11	-	55

The amount of depreciation, depletion and amortization by segment is set forth as follows:

	Exploration and Production (E&P)	Refining, Transportation & Marketing (RT&M)	Gas & Power (G&P)	Corporate and other business	Total
Jan-Jun/2022	5,258	1,114	207	51	6,630
Jan-Jun/2021	4,307	1,072	213	86	5,678

	Exploration and Production (E&P)	Refining, Transportation & Marketing (RT&M)	Gas & Power (G&P)	Corporate and other business	Total
Apr-Jun/2022	2,788	542	99	31	3,460
Apr-Jun/2021	2,137	532	107	46	2,822